Fidelity (logo) Investments®	FMR LLC 245 Summer Street Boston MA 02210 617 563 7000

May 4, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	Empire Fidelity Investments Life Insurance Company:
Empire Fidelity Investments Variable Life Account A:
File No. 333-117572

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Edward M. Shea
Edward M. Shea
General Counsel